UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21888

                   Oppenheimer Institutional Money Market Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 11/30/2008

ITEM 1. REPORTS TO STOCKHOLDERS.


NOVEMBER 30, 2008

Oppenheimer Institutional Money Market Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Manager

SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                                      (OPPENHEIMERFUNDS(R) LOGO)
                                                         The Right Way to Invest

NOTES

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, OR CALLING US AT 1.800.645.2028. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES Continued

                                BEGINNING          ENDING            EXPENSES
                                 ACCOUNT          ACCOUNT          PAID DURING
                                  VALUE            VALUE          6 MONTHS ENDED
ACTUAL                        JUNE 1, 2008   NOVEMBER 30, 2008   NOVEMBER 30, 2008
------                        ------------   -----------------   -----------------
Class E                         $1,000.00         $1,014.00            $0.61
Class L                          1,000.00          1,014.00             0.61
Class P                          1,000.00          1,013.80             0.86
HYPOTHETICAL
(5% return before expenses)
Class E                          1,000.00          1,024.47             0.61
Class L                          1,000.00          1,024.47             0.61
Class P                          1,000.00          1,024.22             0.86

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2008 are as follows:

CLASS     EXPENSE RATIOS
-----     --------------
Class E        0.12%
Class L        0.12
Class P        0.17

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent and Distributor that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS November 30, 2008 / Unaudited

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
CERTIFICATES OF DEPOSIT--21.5%
YANKEE CERTIFICATES OF DEPOSIT--21.5%
Abbey National Treasury Services plc, Stamford, CT:
3.06%, 12/12/08                                       $ 18,500,000   $   18,500,000
3.06%, 12/12/08                                         15,000,000       15,000,000
Bank of Nova Scotia, Houston, TX:
3.06%, 9/2/09(1)                                        50,000,000       50,000,000
3.063%, 9/4/09(1)                                       50,000,000       50,000,000
3.064%, 9/8/09(1)                                       50,000,000       50,000,000
3.114%, 9/8/09(1)                                      100,000,000      100,000,000
3.20%, 12/18/08                                         50,000,000       50,000,000
Barclays Bank plc, New York:
1.45%, 12/22/08                                        100,000,000      100,000,000
1.60%, 12/17/08                                        100,000,000      100,000,000
1.60%, 12/18/08                                         50,000,000       50,000,000
BNP Paribas, New York:
1.97%, 2/12/09                                          50,000,000       50,000,000
2.16%, 2/4/09                                           50,000,000       50,000,000
2.29%, 2/10/09                                          36,000,000       36,017,634
3.10%, 2/27/09                                          25,000,000       25,000,000
3.12%, 12/16/08                                         50,000,000       50,000,000
DnB NOR Bank ASA, New York, 3.07%, 12/8/08              30,000,000       30,000,000
Lloyds TSB Bank plc:
1.90%, 2/17/09                                          40,000,000       39,991,331
2.01%, 2/13/09                                          50,000,000       50,000,000
3%, 12/4/08                                            100,000,000      100,000,000
3.50%, 1/23/09                                          50,000,000       50,043,705
Nordea Bank Finland plc, New York, 1.25%, 12/11/08     150,000,000      150,000,000
Royal Bank of Canada, New York, 2.706%, 8/7/09(1)       50,000,000       50,000,000
Societe Generale, 4%, 1/20/09                          100,000,000      100,000,000

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Toronto Dominion Bank, New York:
3.03%, 2/5/09                                         $ 20,000,000   $   20,000,000
3.13%, 1/30/09                                         100,000,000      100,000,000
                                                                     --------------
Total Certificates of Deposit (Cost $1,484,552,670)                   1,484,552,670
DIRECT BANK OBLIGATIONS--17.3%
Capital One Funding Corp., Series 1996E, 2.05%,
   12/1/08(1)                                            5,942,000        5,942,000
Danske Corp.:
1%, 12/1/08(2)                                         250,000,000      250,000,000
1.39%, 12/29/08(2)                                      50,000,000       49,945,944
DnB NOR Bank ASA, 2.995%, 2/9/09                        50,000,000       49,708,819
Governor & Co. of the Bank of Ireland:
1.70%, 12/9/08(2)                                       45,000,000       44,983,000
2.08%, 12/2/08(2)                                       38,600,000       38,597,770
HSBC USA, Inc.:
2.81%, 12/2/08                                          50,000,000       49,996,097
2.824%, 12/5/08                                         75,000,000       74,976,467
3.06%, 12/19/08                                         45,000,000       44,931,150
3.09%, 12/12/08                                        100,000,000       99,905,583
National Australia Funding (Delaware), Inc.:
1.40%, 1/29/09(2)                                       50,000,000       49,885,278
2.735%, 12/26/08(2)                                     70,000,000       69,867,049
2.75%, 12/15/08(2)                                      25,000,000       24,973,264
PNC Bank NA, Nassau, 0.313%, 12/1/08                   115,000,000      115,000,000
Royal Bank of Canada, 4.953%, 7/15/09(1)                50,000,000       50,000,000
Santander Central Hispano Finance (Delaware), Inc.,
   3.12%, 12/30/08                                      15,000,000       14,962,300


                F1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
DIRECT BANK OBLIGATIONS Continued
Wells Fargo Bank NA, 0.25%, 12/1/08                   $165,000,000   $  165,000,000
                                                                     --------------
Total Direct Bank Obligations (Cost $1,198,674,721)                   1,198,674,721
SHORT-TERM NOTES--56.2%
CAPITAL MARKETS--2.9%
BNP Paribas Finance, Inc., 2.20%, 2/9/09                50,000,000       49,786,111
Citigroup Funding, Inc.:
1.48%, 12/16/08                                         50,000,000       49,969,167
2.82%, 12/10/08                                        100,000,000       99,929,500
                                                                     --------------
                                                                        199,684,778
COMMERCIAL BANKS--5.2%
Bank of America Corp., 0.30%, 12/1/08                  190,000,000      190,000,000
JPMorgan Chase Bank, NA, 0.50%, 12/1/08                170,000,000      170,000,000
                                                                     --------------
                                                                        360,000,000
DIVERSIFIED FINANCIAL SERVICES--7.1%
General Electric Capital Corp.:
1.90%, 2/6/09                                           16,000,000       15,943,422
3%, 1/27/09                                            100,000,000       99,525,000
3.10%, 1/23/09                                         100,000,000       99,543,611
General Electric Capital Services, 1%, 12/2/08         100,000,000       99,997,222
Prudential Funding LLC:
1.35%, 12/15/08(3)                                      25,000,000       24,986,875
2.50%, 12/3/08(3)                                       50,000,000       49,993,056
3.05%, 12/1/08(3)                                      100,000,000      100,000,000
                                                                     --------------
                                                                        489,989,186

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
INSURANCE--2.2%
Jackson National Life Global Funding, Series
   2008-1, 2.59%, 2/10/09(1, 4)                       $ 50,000,000     $ 50,000,000
Security Life of Denver, 2.018%, 9/8/09(1,3)           100,000,000      100,000,000
                                                                     --------------
                                                                        150,000,000
IT SERVICES--0.3%
IBM International Group Capital, 2.225%, 2/13/09(1)     20,000,000       19,988,732
LEASING & FACTORING--7.0%
American Honda Finance Corp.:
2.319%, 8/26/09(1, 4)                                   50,000,000       50,000,000
2.989%, 5/5/09(1, 4)                                    50,000,000       50,000,000
3.026%, 9/18/09(1, 4)                                   50,000,000       50,000,000
4.419%, 7/8/09(1, 4)                                    50,000,000       50,000,000
Toyota Motor Credit Corp.:
2.10%, 2/11/09                                          40,000,000       39,832,000
2.15%, 2/9/09                                           50,000,000       49,722,917
2.50%, 2/2/09                                           94,100,000       93,589,508
2.65%, 1/26/09                                         100,000,000       99,587,778
                                                                     --------------
                                                                        482,732,203
MUNICIPAL--0.6%
Bloomingdale Life Time Fitness LLC Revenue Bonds,
   Series 2000, 2.25%, 12/1/08(1)                        7,050,000        7,050,000
Las Vegas, NV Economic Development Revenue Bonds,
   Keep Memory Alive Project, Series 2007B,
   2.431%, 12/1/08(1)                                    5,400,000        5,400,000


                F2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
MUNICIPAL Continued
Liberty Cnty., GA Industrial Improvement Revenue
   Bonds, Hugo Boss USA, Inc. Project, Series 2002,
   3.50%, 12/1/08(1)                                  $  3,900,000   $    3,900,000
OK University Hospitals Trust Revenue Bonds,
   Series B, 1.80%, 12/1/08(1)                           2,800,000        2,800,000
Private Colleges & Universities Authority Revenue
   Bonds, Mercer University Project, Series 2006B,
   3.43%, 12/1/08(1)                                     7,305,000        7,305,000
Roanoke, NC Music & Entertainment District Special
   Revenue Bonds, Series 2007, 1.80%, 12/1/08(1)         9,800,000        9,800,000
Warren Cnty., KY Industrial Building Revenue Bonds,
   Series B2, 1.80%, 12/1/08(1)                          7,300,000        7,300,000
                                                                     --------------
                                                                         43,555,000
OIL, GAS & CONSUMABLE FUELS--4.3%
Total Capital, 0.70%, 12/1/08(2)                       300,000,000      300,000,000
PERSONAL PRODUCTS--1.4%
Reckitt Benckiser Treasury Services plc:
2.19%, 2/17/09(2)                                       50,000,000       49,762,750
2.27%, 2/13/09(2)                                       50,000,000       49,766,694
                                                                     --------------
                                                                         99,529,444

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
PHARMACEUTICALS--0.5%
Novartis Finance Corp., 0.73%, 12/1/08(2)             $ 35,000,000   $   35,000,000
RECEIVABLES FINANCE--19.9%
Amsterdam Funding Corp.:
3.08%, 3/5/09(2)                                        50,000,000       49,597,889
3.10%, 1/6/09(2)                                        76,700,000       76,462,230
4.25%, 1/8/09(2)                                        88,400,000       88,003,428
Chariot Funding LLC:
0.60%, 12/1/08(4)                                       80,000,000       80,000,000
1.40%, 1/8/09(4)                                        41,178,000       41,054,123
1.40%, 1/21/09(4)                                       20,000,000       19,960,333
2.85%, 1/27/09                                          51,000,000       50,769,863
Falcon Asset Securitization Co. LLC, 2.85%,
   1/22/09(2)                                          175,000,000      174,279,583
Gemini Securitization Corp.:
2.95%, 1/29/09(2)                                       50,000,000       49,758,264
3%, 1/21/09(2)                                          14,116,000       14,056,007
3.25%, 12/23/08(2)                                      50,000,000       49,900,694
3.25%, 1/26/09(2)                                       46,000,000       45,767,444
3.25%, 1/28/09(2)                                       50,000,000       49,738,194
3.85%, 1/23/09(2)                                       50,000,000       49,716,597
4.20%, 12/1/08(2)                                       50,000,000       50,000,000
4.35%, 1/16/09(2)                                       50,000,000       49,722,083
Legacy Capital LLC:
2.70%, 1/12/09                                          50,000,000       49,842,500
2.70%, 1/23/09                                          50,000,000       49,801,250
Thunder Bay Funding LLC:
1.45%, 1/20/09(4)                                       65,166,000       65,034,763
3%, 1/28/09(4)                                         128,059,000      127,440,048
Windmill Funding Corp.:
3.085%, 3/6/09(2)                                       25,000,000       24,796,476
3.10%, 1/7/09(2)                                       123,000,000      122,608,108
                                                                     --------------
                                                                      1,378,309,877
SPECIAL PURPOSE FINANCIAL--4.8%
FCAR Owner Trust I:
2.35%, 12/1/08                                          15,400,000       15,400,000
2.85%, 12/15/08                                         75,000,000       74,916,875


                F3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
SPECIAL PURPOSE FINANCIAL Continued
FCAR Owner Trust I: Continued
2.85%, 12/17/08                                       $ 75,000,000   $   74,905,000
2.85%, 12/19/08                                         50,000,000       49,928,750
Ticonderoga Funding LLC:
1%, 12/1/08                                             67,006,000       67,006,000
1.15%, 12/5/08                                          50,000,000       49,993,611
                                                                     --------------
                                                                        332,150,236
                                                                     --------------
Total Short-Term Notes
   (Cost $3,890,939,456)                                              3,890,939,456
U.S. GOVERNMENT AGENCIES--1.1%
Federal Home Loan Bank:
2.43%, 4/22/09                                          25,000,000       24,760,375
2.75%, 4/27/09                                          50,000,000       49,438,542
                                                                     --------------
Total U.S. Government Agencies
   (Cost $74,198,917)                                                    74,198,917

                                                         SHARES           VALUE
                                                      ------------   --------------
INVESTMENT COMPANY--4.0%
Dreyfus Government Cash Management--Institutional
   (Cost $278,500,000)                                 278,500,000   $  278,500,000
TOTAL INVESTMENTS, AT VALUE
   (COST $6,926,865,764)                                     100.1%   6,926,865,764
LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.1)      (3,555,095)
                                                      ------------   --------------
NET ASSETS                                                   100.0%  $6,923,310,669
                                                      ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,857,188,746, or 26.83% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $274,979,931, which represents 3.97% of the Fund's net assets. See Note 4 of accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $583,489,267 or 8.43% of the Fund's net assets as of November 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).


                F4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

VALUATION INPUTS Continued

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $  278,500,000          $--
Level 2--Other Significant Observable Inputs    6,648,365,764           --
Level 3--Significant Unobservable Inputs                   --           --
                                               --------------          ---
Total                                          $6,926,865,764          $--
                                               ==============          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

November 30, 2008

ASSETS
Investments, at value (cost $6,926,865,764)--see accompanying statement of investments   $6,926,865,764
Receivables and other assets:
Interest and dividends                                                                        9,399,414
Shares of beneficial interest sold                                                              543,714
Other                                                                                           343,358
                                                                                         --------------
Total assets                                                                              6,937,152,250
LIABILITIES
Bank overdraft                                                                                  641,657
Payables and other liabilities:
Dividends                                                                                    12,599,592
Trustees' compensation                                                                          355,114
Distribution and service plan fees                                                              160,388
Transfer and shareholder servicing agent fees                                                     6,203
Shareholder communications                                                                        4,964
Other                                                                                            73,663
                                                                                         --------------
Total liabilities                                                                            13,841,581
NET ASSETS                                                                               $6,923,310,669
                                                                                         ==============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                               $    6,922,917
Additional paid-in capital                                                                6,915,993,672
Accumulated net investment income                                                                    10
Accumulated net realized gain on investments                                                    394,070
                                                                                         --------------
NET ASSETS                                                                               $6,923,310,669
                                                                                         ==============
NET ASSET VALUE PER SHARE
Class E Shares:
Net asset value and redemption price per share (based on net assets of
   $5,514,136,176 and 5,513,819,210 shares of  beneficial interest
   outstanding)                                                                          $         1.00
Class L Shares:
Net asset value and redemption price per share (based on net assets of
   $1,195,627,148 and 1,195,561,507 shares of  beneficial interest outstanding)          $         1.00
Class P Shares:
Net asset value and redemption price per share (based on net assets of
   $213,547,345 and 213,535,872 shares of beneficial interest outstanding)               $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended November 30, 2008

INVESTMENT INCOME
Interest                                                                                 $   96,941,275
Dividends                                                                                     2,863,075
                                                                                         --------------
Total investment income                                                                      99,804,350
EXPENSES
Management fees                                                                               3,441,364
Distribution and service plan fees--Class P                                                     173,994
Transfer and shareholder servicing agent fees:
Class E                                                                                          11,692
Class L                                                                                          15,015
Class P                                                                                           5,860
Shareholder communications:
Class E                                                                                           1,260
Class L                                                                                          13,230
Class P                                                                                              13
Insurance expense                                                                               440,558
Trustees' compensation                                                                          108,094
Legal, auditing and other professional fees                                                      37,855
Custodian fees and expenses                                                                      19,753
Other                                                                                             8,374
                                                                                         --------------
Total expenses                                                                                4,277,062
Less reduction to custodian expenses                                                               (135)
Less waivers and reimbursements of expenses                                                    (140,881)
                                                                                         --------------
Net expenses                                                                                  4,136,046
NET INVESTMENT INCOME                                                                        95,668,304
NET REALIZED GAIN ON INVESTMENTS                                                                235,688
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   95,903,992
                                                                                         ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS            YEAR
                                                                        ENDED              ENDED
                                                                  NOVEMBER 30, 2008       MAY 31,
                                                                     (UNAUDITED)           2008
                                                                  -----------------   --------------
OPERATIONS
Net investment income                                               $   95,668,304    $  266,043,916
Net realized gain                                                          235,688           244,737
                                                                    --------------    --------------
Net increase in net assets resulting from operations                    95,903,992       266,288,653
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class E                                                               (76,209,303)      (248,672,603)
Class L                                                               (17,411,863)       (17,445,181)
Class P                                                                (2,026,959)           (20,034)
                                                                    --------------    --------------
                                                                      (95,648,125)      (266,137,818)
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E                                                               (183,142,228)    1,733,750,762
Class L                                                                442,226,850       752,833,041
Class P                                                                212,596,959           928,913
                                                                    --------------    --------------
                                                                       471,681,581     2,487,512,716
NET ASSETS
Total increase                                                         471,937,448     2,487,663,551
Beginning of period                                                  6,451,373,221     3,963,709,670
                                                                    --------------    --------------
End of period (including accumulated net investment income
   (loss) of $10 and $(20,169), respectively)                       $6,923,310,669    $6,451,373,221
                                                                    ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Unaudited

                                                     SIX MONTHS
                                                        ENDED
                                                    NOVEMBER 30,       YEAR ENDED MAY 31,
                                                        2008       ------------------------
CLASS E                                              (UNAUDITED)       2008        2007(1)
-------                                             ------------   -----------   ----------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $     1.00     $     1.00    $     1.00
Income from investment operations--net investment
   income and net realized gain(2)                         .01            .05           .03
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.01)          (.05)         (.03)
                                                    ----------     ----------    ----------
Net asset value, end of period                      $     1.00     $     1.00    $     1.00
                                                    ==========     ==========    ==========
TOTAL RETURN(3)                                           1.40%          4.69%         3.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $5,514,136     $5,697,092    $3,963,198
Average net assets (in thousands)                   $5,495,212     $5,462,546    $3,623,302
Ratios to average net assets:(4)
Net investment income                                     2.77%          4.55%         5.25%
Total expenses                                            0.12%(5)       0.11%         0.11%

(1.) For the period from October 3, 2006 (commencement of operations) to May 31,
     2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Unaudited / Continued

                                                     SIX MONTHS
                                                        ENDED
                                                    NOVEMBER 30,   YEAR ENDED MAY 31,
                                                        2008       ------------------
CLASS L                                              (UNAUDITED)     2008     2007(1)
-------                                             ------------   -------   --------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $     1.00     $   1.00    $ 1.00
Income from investment operations--net investment
   income and net realized gain(2)                         .01          .05       .04
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.01)        (.05)     (.04)
                                                    ----------     --------    ------
Net asset value, end of period                      $     1.00     $   1.00    $ 1.00
                                                    ==========     ========    ======
TOTAL RETURN(3)                                           1.40%        4.69%     3.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $1,195,627     $753,342    $  502
Average net assets (in thousands)                   $1,247,175     $443,323    $   68
Ratios to average net assets:(4)
Net investment income                                     2.79%        3.93%     3.62%
Total expenses                                            0.12%(5)     0.12%     0.08%

(1.) For the period from October 3, 2006 (commencement of operations) to May 31,
     2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                          SIX MONTHS
                                                             ENDED
                                                         NOVEMBER 30,   YEAR ENDED MAY 31,
                                                             2008       ------------------
CLASS P                                                   (UNAUDITED)     2008     2007(1)
-------                                                  ------------   -------   --------
PER SHARE OPERATING DATA
Net asset value, beginning of period                        $   1.00     $1.00     $1.00
Income from investment operations--net investment
   income and net realized gain(2)                               .01       .05        --(3)
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.01)     (.05)       --(3)
                                                            --------     -----     -----
Net asset value, end of period                              $   1.00     $1.00     $1.00
                                                            ========     =====     =====
TOTAL RETURN(4)                                                 1.38%     4.68%     0.15%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $213,548     $ 939     $  10
Average net assets (in thousands)                           $143,021     $ 517     $  10
Ratios to average net assets:(5)
Net investment income                                           2.83%     3.78%     4.79%
Total expenses                                                  0.37%     2.14%     0.10%
Expenses after payments, waivers and/or reimbursements
   and reduction to custodian expenses                          0.17%     0.20%     0.10%

(1.) For the period from May 21, 2007 (inception of offering) to May 31, 2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and stability of principal. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class E, Class L and Class P shares. All classes of shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     "Money market-type" instruments are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such


                F12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended November 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased         $ 38,060
Payments Made to Retired Trustees                     69
Accumulated Liability as of November 30, 2008    279,396


                F13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                F14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED NOVEMBER 30, 2008         YEAR ENDED MAY 31, 2008
                              ----------------------------------   ----------------------------------
                                   SHARES            AMOUNT             SHARES            AMOUNT
                              ---------------   ----------------   ---------------   ----------------
CLASS E
Sold                           26,553,805,780   $ 26,553,805,780    52,370,394,439   $ 52,370,394,439
Dividends and/or
   distributions reinvested         7,925,078          7,925,078        27,054,601         27,054,601
Redeemed                      (26,744,873,086)   (26,744,873,086)  (50,663,698,278)   (50,663,698,278)
                              ---------------   ----------------   ---------------   ----------------
Net increase (decrease)          (183,142,228)  $   (183,142,228)    1,733,750,762   $  1,733,750,762
                              ===============   ================   ===============   ================
CLASS L
Sold                            8,449,062,124   $  8,449,062,124     7,423,498,426   $  7,423,498,426
Dividends and/or
   distributions reinvested        16,344,088         16,344,088        15,204,958         15,204,958
Redeemed                       (8,023,179,362)    (8,023,179,362)   (6,685,870,343)    (6,685,870,343)
                              ---------------   ----------------   ---------------   ----------------
Net increase                      442,226,850   $    442,226,850       752,833,041   $    752,833,041
                              ===============   ================   ===============   ================
CLASS P
Sold                              513,017,000   $    513,017,000         1,635,907   $      1,635,907
Dividends and/or
   distributions reinvested           146,518            146,518            17,517             17,517
Redeemed                         (300,566,559)      (300,566,559)         (724,511)          (724,511)
                              ---------------   ----------------   ---------------   ----------------
Net increase                      212,596,959   $    212,596,959           928,913   $        928,913
                              ===============   ================   ===============   ================

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an annual fee of $10,000 for each class of shares.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                F15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS P SHARES. The Fund has adopted a Service Plan (the "Plan") for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that "Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses" will not exceed 0.15% for Class E and Class L shares and 0.20% for Class P shares. These undertakings are voluntary and may be amended or withdrawn at any time.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective August 1, 2008, the Transfer Agent has voluntarily undertaken to limit the Fund's annual transfer agent fees for all classes to 0.01% of average net assets. During the six months ended November 30, 2008, OFS waived $3,757 for Class P shares. This undertaking may be amended or withdrawn at any time.

     Effective October 9, 2007, the Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average net assets for Class P shares of the Fund. During the six months ended November 30, 2008, the Distributor waived $137,124 for Class P shares. That undertaking may be amended or withdrawn at any time.

4. ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid. investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund's Board of Trustees has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department. The Treasury Department has accepted the Fund's application to participate in the Program and entered into a Guarantee Agreement with the Fund dated


                F16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND as of September 19, 2008. The Fund has also notified the Treasury Department of its intent to continue its participation in the Program through April 30, 2009.

     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund's net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund's net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.

     The Fund has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Fund's net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund's net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as insurance expense on the Statement of Operations. Participation in any further extension of the Program would require payment of an additional fee.

6. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                F17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                F18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that


                13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other institutional money market funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and institutional money market funds with comparable asset levels and distribution features. The Board considered that the Manager has agreed to voluntarily waive its management fees or reimburse expenses such that total expenses after waivers, payments and/or reduction to custodian fees will not exceed 0.15% for Class E and L shares and 0.20% for Class P shares. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

     ECONOMIES OF SCALE. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may


                14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders at the current level of Fund assets in relation to its management fee.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    -----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    -----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009